Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Cash	$ 690	$ 2,099
Investments in corporate bonds	6,212	3,667
Investments in government bonds	11,108	10,290
Total fixed-income securities	18,010	16,056
Investment in marketable securities	7,947	7,957
Other investments and private funds	6,736	4,841
Total variable-income securities	14,683	12,798
Total plan assets	32,693	28,854	$ 25,571
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	579	1,075
Investments in corporate bonds	144	1,050
Investments in government bonds	1,701	209
Total fixed-income securities	2,424	2,334
Investment in marketable securities	6,212	2,001
Other investments and private funds	991	770
Total variable-income securities	7,203	2,771
Total plan assets	9,627	5,105
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Cash	0	1,024
Investments in corporate bonds	6,067	2,617
Investments in government bonds	9,407	10,081
Total fixed-income securities	15,474	13,722
Investment in marketable securities	1,735	5,956
Other investments and private funds	3,279	3,478
Total variable-income securities	5,014	9,434
Total plan assets	20,488	23,156
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Cash	111	0
Investments in corporate bonds	1	0
Investments in government bonds	0	0
Total fixed-income securities	112	0
Investment in marketable securities	0	0
Other investments and private funds	2,466	593
Total variable-income securities	2,466	593
Total plan assets	$ 2,578	$ 593